Document and Entity Information - USD ($)	3 Months Ended
	Mar. 31, 2016	May 12, 2016	Jun. 30, 2015
Document And Entity Information
Entity Registrant Name	Safety Quick Lighting & Fans Corp.
Entity Central Index Key	0001598981
Document Type	POS AM
Document Period End Date	Mar. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 5,312,860
Entity Common Stock, Shares Outstanding		43,653,343
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2016